Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Uncertain tax postion recognized		$ 0	$ 0
Tax years under examination		2018 2017 2016
Income tax expense	$ 0	$ 0	$ 39,199